Stream, Royalty and Other Interests - Current Year Transactions, Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	May 13, 2024 USD ($)	May 02, 2024 USD ($) royalty	Jan. 31, 2024 USD ($) $ / oz $ / per_Oz $ / per_lb shares	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Jan. 31, 2024 $ / shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additions				$ 31,525	$ 147,905
Proceeds from disposal of Stream, royalty and other interests				14,387	23,554
Bear Creek
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture					22,500
Secured loan					$ 14,400
Term of convertible debenture (in years)			5 years
Convertible interest rate			7.00%
Price per share (in CAD per share) | $ / shares						$ 0.73
Restructured fair value of debenture receivable			$ 38,400
Convertible debenture receivable, discount rate			9.50%
Loss on restructuring			$ 1,100
Bear Creek | Common shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additions			4,000
Bear Creek | Convertible debt | First Addition
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additions			$ 4,200
Bear Creek | Convertible debt | Second Addition
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additions				$ 2,600
Bear Creek | Common Shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additional consideration (in shares) | shares			28,767,399
Bear Creek | Corani | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Discount rate			7.00%
Estimated mine life (in years)			15 years
Net smelter return (NSR) percentage			1.00%
Fair value of royalty at time of restructuring			$ 12,000
Bear Creek | Gold Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Estimated mine life (in years)			8 years
Bear Creek | Gold Commodity Type | Mercedes Gold Stream
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Per Ounce Cash Payment, percentage				25.00%
Revised fair value			$ 24,900
Reduction in carrying value			$ 4,400
Discount rate			5.00%
Commodity price per ounce | $ / oz			1,800
Bear Creek | Gold Commodity Type | Mercedes Gold Stream | Commencing May 2028
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
% of Life of Mine Gold or Relevant Commodity				4.40%
Bear Creek | Gold Commodity Type | Mercedes Gold Stream | Until April 30, 2028
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Right to purchase per month (in ounces) | oz				275
Bear Creek | Silver Commodity Type | Corani | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Commodity price per ounce | $ / per_Oz			23
Bear Creek | Silver Commodity Type | Mercedes Silver Stream
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Revised fair value			$ 7,300
Reduction in carrying value			$ 14,700
Discount rate			5.00%
Commodity price per ounce | $ / oz			23
Estimated mine life (in years)			8 years
Bear Creek | Silver Commodity Type | Mercedes Silver Stream | Commencing May 2028
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
% of Life of Mine Gold or Relevant Commodity				100.00%
Per Ounce Cash Payment, percentage				25.00%
Bear Creek | Zinc Commodity Type | Corani | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Commodity price per ounce | $ / per_lb			1.20
Bear Creek | Lead Commodity Type | Corani | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Commodity price per ounce | $ / per_lb			0.91
Evolve Strategic Element Royalties Ltd.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Non-core, non-precious metals royalties, agreed number to sell | royalty		8
Expected proceeds on sale, cash		$ 21,000
Proceeds from disposal of Stream, royalty and other interests	$ 15,400
Proceeds not yet received	$ 5,600
Evolve Strategic Element Royalties Ltd. | Highland Valley Copper
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of net profits		0.50%
Evolve Strategic Element Royalties Ltd. | Seymour Lake Lithium Development
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Net smelter return (NSR) percentage		1.50%
Evolve Strategic Element Royalties Ltd. | Copper Mountain
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Proceeds from retained future royalty		$ 10,000
Evolve Strategic Element Royalties Ltd. | Copper Mountain | Bottom of range
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Net smelter return (NSR) percentage		2.50%
Evolve Strategic Element Royalties Ltd. | Copper Mountain | Top of range
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Net smelter return (NSR) percentage		5.00%